Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Forfeiture shares, no par value (in Dollars per share)
Forfeiture shares, authorized	359,375	1,006,250
Forfeiture shares, issued	359,375	1,006,250
Forfeiture shares, outstanding	359,375	1,006,250
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	106,288,694	98,876,266
Ordinary shares, shares outstanding	106,288,694	98,876,266